Net Defined Benefit Liabilities - Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ 18,228		₩ (68,550)		₩ (9,438)
Actuarial gains and losses	(120,846)		399,633		(55,703)
Income tax effect	25,895		(91,150)		18,638
Effect of exchange differences	4,553		(232)		993
Remeasurements after income tax expense	₩ (72,170)	$ (55,904)	₩ 239,701	[1]	₩ (45,510)	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.